SHAREHOLDERS' EQUITY (Schedule of Composition Non-Controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	$ 50,144
Shares issuance by a subsidiary to a non-controlling interest		$ 27,448
Share-based compensation	4,097	1,578	$ 1,731
Exercise of subsidiary options	9
Benefit to non-controlling interests regarding Share-based compensation
Loss attributed to non-controlling interests	(2,832)	(1,003)	(54)
Balance	46,045	50,144
Non-controlling Interests
Statement Line Items [Line Items]
Balance	10,073	253
Shares issuance by a subsidiary to a non-controlling interest		10,042
Share-based compensation	3,742	764
Exercise of subsidiary options	(156)
Benefit to non-controlling interests regarding Share-based compensation	10	17
Loss attributed to non-controlling interests	(2,832)	(1,003)
Balance	$ 10,837	$ 10,073	$ 253